Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Management Agreements

Prior to our IPO, Ceridian was party to management agreements with affiliates of our Sponsors, Fidelity National Financial, Inc. (“FNF”) and THL Managers VI, LLC (“THLM”). FNF assigned its management agreement to Cannae in November 2017. Pursuant to these management agreements, Cannae and THLM each, respectively, agreed to provide us with financial advisory, strategic, and general oversight services. These management agreements provided that we pay annual management fees to each of Cannae and THLM in an amount equal to the greater of (a) $0.9, or (b) 0.5 percent of Adjusted EBITDA. Adjusted EBITDA, for purposes of the management agreements, was EBITDA as defined in the 2014 Senior Secured Credit Facility, further adjusted to exclude the payments made pursuant to the management agreements and certain stock options or other equity compensation.

In April 2018, the management agreements terminated upon consummation of our IPO. Upon termination, the management agreements provided that we pay a termination fee equal to the net present value of the management fee for a seven-year period, which was $11.3.

During the nine months ended September 30, 2018, and 2017, we recorded a management fee expense in selling, general, and administrative expense of $12.0 and $1.4, respectively, related to these management agreements.

Debt

Prior to its split-off from FNF, Cannae was an affiliate of FNF. FNF and its subsidiaries owned $24.0 of the Senior Notes as of December 31, 2017. Based on this ownership, $1.3 and $2.4 during the nine months ended September 30, 2018, and 2017, respectively. FNF and its subsidiaries conducted the debt transactions through third parties in the ordinary course of their business and not directly with us. Following Cannae’s split-off from FNF, FNF retained ownership of the Senior Notes.

Service and Vendor Related Agreements

Ceridian is a party to a service agreement with CompuCom Systems, Inc. (“CompuCom”), an investment portfolio company of THL Partners. Pursuant to the service agreement, CompuCom agrees to provide us with service desk and desk side support services. Pursuant to this arrangement, we made payments to CompuCom $1.3 and $2.3 during the nine months ended September 30, 2018, and 2017, respectively.

Other Transactions

On July 23, 2018, Ronald F. Clarke was appointed to our Board of Directors. Mr. Clarke has been the chief executive officer of FleetCor Technologies Inc. (“FleetCor Technologies”) since August 2000 and its chairman of the board of directors since March 2003. We provide services to FleetCor Technologies or one of its wholly owned affiliates through certain commercial arrangements entered into in the ordinary course of business, which include provision of Dayforce HCM services, reseller or referral arrangements whereby we resell or refer FleetCor Technologies services to its customers, and other administrative services. For these services, we have recorded revenue of $0.2 and $0.4 for the nine months ended September 30, 2018, and 2017, respectively. We are also a corporate charge card customer of FleetCor Technologies. FleetCor Technologies receives a fee from the merchants from whom purchases are made on the FleetCor Technologies corporate charge card by us. In connection with charge card purchases made by us, FleetCor Technologies has provided us with rebates of approximately $0.2 for the nine months ended September 30, 2017.

We provide Dayforce and related services to The Stronach Group, for which we recorded revenue $0.2 for the nine months ended September 30, 2018. Alon Ossip, the brother of our chief executive officer, David Ossip, was the chief executive officer, and is currently a minority shareholder, of The Stronach Group.

We provide Dayforce and related services to FNF for which we recorded revenue of $0.3 and $0.4 for the nine months ended September 30, 2018, and 2017, respectively.

17. Related Party Transactions

Management Agreements

Ceridian is party to management agreements with affiliates of our Sponsors, Fidelity National Financial, Inc. (“FNF”) and THLM. FNF assigned its management agreement to Cannae in November 2017. Pursuant to these management agreements, Cannae and THLM each, respectively, agree to provide the Company with financial advisory, strategic, and general oversight services. These management agreements provide that we will pay annual management fees to each of Cannae and THLM in an amount equal to the greater of (a) $0.9, or (b) 0.5 percent of Adjusted EBITDA. Adjusted EBITDA, for purposes of the management agreements, is EBITDA as defined in the Ceridian Senior Secured Credit Facility, further adjusted to exclude the payments made pursuant to the management agreements and certain stock options or other equity compensation.

We recorded a management fee expense in selling, general, and administrative expense of $1.9, $5.0, and $1.9 for the years ended December 31, 2017, 2016, and 2015, respectively, related to these management agreements. The expense for the year ended December 31, 2016, includes transaction advisory fees of $3.0 related to the issuance of the senior convertible participating preferred stock. Please refer to Note 19, “Capital Stock,” for further discussion of this transaction.

Indebtedness

Affiliates of Cannae owned $30.8, $30.3, and $23.1 of the Ceridian Senior Notes as of December 31, 2017, 2016, and 2015, respectively. Based on this ownership, $3.2, $3.2, and $3.2 in interest payments were made to affiliates of Cannae during the years ended December 31, 2017, 2016, and 2015, respectively. The affiliates of Cannae conducted the debt transactions through third parties in the ordinary course of their business and not directly with us.

Service and Vendor Related Agreements

Ceridian is a party to a service agreement with CompuCom Systems, Inc. (“CompuCom”), an investment portfolio company of THL Partners. Pursuant to the service agreement, CompuCom agrees to provide us with service desk and desk side support services. Pursuant to this arrangement, we made payments to CompuCom totaling $3.1, $5.0, and $2.8 during the years ended December 31, 2017, 2016, and 2015, respectively.

Other Transactions

We provide Dayforce and related services to The Stronach Group, for which we recorded revenue of $0.2 for the year ended December 31, 2016. Alon Ossip, the brother of David Ossip, is the chief executive officer of The Stronach Group.

We provide Dayforce and related services to FNF for which we recorded revenue of $0.4, $0.3, and $0.5 for the years ended December 31, 2015, 2016, and 2017, respectively.